Royalty and streaming interests (Details) shares in Millions, instrument in Millions			12 Months Ended
	Mar. 21, 2023	Feb. 21, 2023 USD ($) Options instrument shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Royalty and Streaming Interests
As of beginning			$ 19,808,542
As of ending			14,081,250	$ 19,808,542
Maria Conchita (Colombia) block operated by NG Energy International Corp. ("NG Energy")
Royalty and streaming interests
Percentage of GORR acquired	1.56%	1.56%
SINU-9 (Colombia) block operated by NG Energy International Corp. ("NG Energy")
Royalty and streaming interests
Percentage of GORR acquired	1.44%
Nauru Ocean Resources, Inc
Royalty and streaming interests
Percentage of GORR acquired		2.00%
Consideration		$ 14,000,000
Number of contingent value rights | instrument		5
Value of contingent value rights		$ 100,000
Amount of repayment of notes in shares		9,000,000
Amount of repayment of notes in cash		$ 5,000,000
Number of repurchase options | Options		2
Percentage of royalty in First Royalty Repurchase Option		50.00%
Percentage of royalty in Second Royalty Repurchase Option		25.00%
Number of shares to be converted for contingent value right | shares		5
Period for continent value rights		5 years
Cost
Royalty and Streaming Interests
As of beginning			20,657,461
Reclassification to held for sale (Note 15)			(6,576,211)
As of ending			14,081,250	20,657,461
Accumulated depletion and impairment
Royalty and Streaming Interests
As of beginning			(848,919)	(257,977)
Depletion			(156,908)	(590,942)
Reclassification to held for sale (Note 15)			1,005,827
As of ending				(848,919)
Oil and Gas
Royalty and Streaming Interests
As of beginning			5,727,292
As of ending				5,727,292
Oil and Gas | Cost
Royalty and Streaming Interests
As of beginning			6,576,211
Reclassification to held for sale (Note 15)			(6,576,211)
As of ending				6,576,211
Oil and Gas | Accumulated depletion and impairment
Royalty and Streaming Interests
As of beginning			(848,919)	(257,977)
Depletion			(156,908)	(590,942)
Reclassification to held for sale (Note 15)			1,005,827
As of ending				(848,919)
Metal and Minerals
Royalty and Streaming Interests
As of beginning			14,081,250
As of ending			14,081,250	14,081,250
Metal and Minerals | Cost
Royalty and Streaming Interests
As of beginning			14,081,250
As of ending			$ 14,081,250	$ 14,081,250